Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
Schedule of Summarized Financial Information

Summarized financial information for the La Verde project is as follows:

As at December 31,	2025	2024
Current assets	$2	$36
Non-current assets	19,742	19,742
Current liabilities	(9)	(8)

For the year ended December 31,	2025	2024
Net loss	$155	$160
Attributable to shareholders of the Company	93	96
Attributable to non-controlling interest	62	64